Segmented Information	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Segmented Information
28.	Segmented Information
Operating Segments
The Company’s reportable operating segments, which are the components of the Company’s business where discrete financial information is available and which are evaluated on a regular basis by the Company’s Chief Executive Officer (“CEO”), who is the Company’s chief operating decision maker, for the purpose of assessing performance, are summarized in the tables below:

Year Ended December 31, 2025
(in thousands)	Sales	Cost of Sales	Depletion	Gain on Disposal 1	Net Earnings	Cash Flow From Operations	Total Assets

Gold

Salobo 6	$1,039,878	$128,485	$118,775	$-	$792,618	$911,393	$2,620,710

Sudbury 2, 6	58,290	6,770	23,057	-	28,463	51,506	218,494

Constancia 6	131,904	15,515	12,042	-	104,347	116,389	52,284

San Dimas	109,411	20,209	11,263	-	77,939	89,202	125,218

Stillwater	22,811	3,986	3,258	-	15,567	18,825	204,202

Blackwater	56,549	19,715	9,183	-	27,651	40,543	331,048

Platreef	-	-	-	-	-	-	275,702

Other 3	17,375	6,517	2,355	85,724	94,227	15,054	1,457,132

Total gold interests	$1,436,218	$201,197	$179,933	$85,724	$1,140,812	$1,242,912	$5,284,790

Silver

Peñasquito 6	$301,590	$34,538	$37,599	$-	$229,453	$267,052	$206,866

Antamina	230,098	46,738	31,688	-	151,672	183,359	459,083

Constancia 6	89,156	14,086	13,975	-	61,095	75,070	151,403

Blackwater	19,378	3,447	3,445	-	12,486	16,561	167,502

Other 4	196,449	31,401	18,150	-	146,898	130,717	556,887

Total silver interests	$836,671	$130,210	$104,857	$-	$601,604	$672,759	$1,541,741

Palladium

Stillwater	$10,536	$1,827	$4,287	$-	$4,422	$8,709	$208,892

Platreef	-	-	-	-	-	-	78,814

Total palladium interests	$10,536	$1,827	$4,287	$-	$4,422	$8,709	$287,706

Platinum

Marathon	$-	$-	$-	$-	$-	$-	$9,451

Platreef	-	-	-	-	-	-	57,584

Total platinum interests	$-	$-	$-	$-	$-	$-	$67,035

Cobalt

Voisey’s Bay 6	$31,175	$5,829	$14,812	$-	$10,534	$23,079	$215,877

Total mineral stream interests	$2,314,600	$339,063	$303,889	$85,724	$1,757,372	$1,947,459	$7,397,149

Other

General and administrative					$(46,767)	$(44,227)

Share based compensation					(32,504)	(17,209)

Donations and community investments					(10,736)	(10,396)

Finance costs					(5,760)	(4,444)

Other					36,463	37,443

Income tax					(226,348)	(3,645)

Total other					$(285,652)	$(42,478)	$1,728,632

Consolidated					$1,471,720	$1,904,981	$9,125,781

1)	Refer to Note 12 – Partial Disposition of the Cangrejos PMPA.
2)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton, Stobie and Totten gold interests as well as the non-operating Victor gold interest.
3)
Where a gold interest represents less than 10
% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests comprised of the operating Marmato, Goose and Hemlo gold interests as well as the non-operating Copper World, Santo Domingo, Fenix, El Domo, Marathon, Cangrejos, Curraghinalt, Kudz Ze Kayah, Koné and Kurmuk, Spring Valley gold interests.

4)
Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests comprised of the operating Los Filos, Zinkgruvan, Neves-Corvo, Aljustrel, Marmato and Cozamin silver interests as well as the non-operating
Stratoni, El Alto (previously referred to as Pascua-Lama), Copper World, Navidad, El Domo, Mineral Park and Kudz Ze Kayah silver interests.

5)	During the current period, the Company classified the Blackwater and Platreef PMPAs as reportable segments.
6)	As it relates to mine operator concentration risk:
a.
The counterparty obligations under the Salobo, Sudbury and Voisey’s Bay PMPAs are guaranteed by the parent company Vale. Total revenues relative to Vale PMPAs during the year ended December 31, 2025 were 49% of the Company’s total revenue.

b.
The counterparty obligations under the Peñasquito PMPA are guaranteed by the parent company Newmont Corporation (“Newmont”). Total revenues relative to Newmont during the year ended December 31, 2025 were 13% of the Company’s total revenue.

c.
The counterparty obligations under the Constancia and Santo Domingo PMPAs are guaranteed by the parent company Hudbay Minerals Inc (“Hudbay”). Total revenues relative to Hudbay during the year ended December 31, 2024 were 10% of the Company’s total revenue.

d.
The counterparty obligations under the Antamina PMPA are guaranteed by the parent company Glencore plc (“Glencore”). Total revenues relative to Glencore during the year ended December 31, 2025 were 10% of the Company’s total revenue.

Should any of these mine operators become unable or unwilling to fulfill their obligations under their agreements with the Company, there could be a material adverse impact on the Company including, but not limited to, the Company’s revenue, net income and cash flows from operations

Year Ended December 31, 2024
(in thousands)	Sales	Cost of Sales	Depletion	Impairment Charges 1	Net Earnings (Loss)	Cash Flow From Operations	Total Assets

Gold

Salobo 6	$539,583	$95,568	$85,934	$-	$358,081	$444,015	$2,595,485

Sudbury 2, 6	39,098	6,541	20,934	-	11,623	32,571	241,551

Constancia 6	118,096	21,031	15,939	-	81,126	97,066	64,326

San Dimas	68,654	18,247	8,241	-	42,166	50,407	136,481

Stillwater	21,592	3,840	4,009	-	13,743	17,752	207,460

Blackwater	-	-	-	-	-	-	340,231

Platreef	-	-	-	-	-	-	275,702

Other 3	9,028	4,139	1,293	-	3,596	7,982	365,383

Total gold interests	$796,051	$149,366	$136,350	$-	$510,335	$649,793	$4,226,619

Silver

Peñasquito 6	$193,871	$30,779	$31,767	$-	$131,325	$163,092	$244,465

Antamina	100,719	20,222	28,759	-	51,738	80,497	490,771

Constancia 6	65,264	14,383	14,205	-	36,676	50,881	165,378

Blackwater	-	-	-	-	-	-	140,908

Other 4	97,976	14,638	15,982	-	67,356	85,230	521,722

Total silver interests	$457,830	$80,022	$90,713	$-	$287,095	$379,700	$1,563,244

Palladium

Stillwater	$16,999	$3,088	$7,488	$-	$6,423	$13,911	$213,179

Platreef	-	-	-	-	-	-	78,814

Total palladium interests	$16,999	$3,088	$7,488	$-	$6,423	$13,911	$291,993

Platinum

Marathon	$-	$-	$-	$-	$-	$-	$9,451

Platreef	-	-	-	-	-	-	57,584

Total platinum interests	$-	$-	$-	$-	$-	$-	$67,035

Cobalt

Voisey’s Bay 6	$13,759	$2,632	$12,393	$(108,861)	$(110,127)	$14,025	$230,689

Total mineral stream interests	$1,284,639	$235,108	$246,944	$(108,861)	$693,726	$1,057,429	$6,379,580

Other

General and administrative					$(40,668)	$(38,130)

Share based compensation					(23,268)	(11,129)

Donations and community investments					(8,958)	(8,098)

Finance costs					(5,549)	(4,280)

Other					29,061	23,273

Income tax					(115,204)	8,516

Total other					$(164,586)	$(29,848)	$1,044,877

Consolidated					$529,140	$1,027,581	$7,424,457

1)	See Note 13 for more information.
2)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
3)
Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating Marmato gold interest as well as the non-operating
Minto, Copper World, Santo Domingo, Fenix, El Domo, Marathon, Goose, Cangrejos, Curraghinalt and Kudz Ze Kayah gold interests.

4)
Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests comprised of the operating Los Filos, Zinkgruvan, Neves-Corvo, Marmato and Cozamin silver interests as well as the non-operating
Stratoni, Aljustrel, Minto, El Alto (previously referred to as Pascua-Lama), Copper World, Navidad, El Domo, Mineral Park and Kudz Ze Kayah silver interests.

5)	During the current period, the Company classified the Blackwater and Platreef PMPAs as reportable segments. The comparative figures have been reclassified to conform with this presentation.
6)	As it relates to mine operator concentration risk:
a.
The counterparty obligations under the Salobo, Sudbury and Voisey’s Bay PMPAs are guaranteed by the parent company Vale. Total revenues relative to Vale PMPAs during the year ended December 31, 2024 were 46% of the Company’s total revenue.

b.
The counterparty obligations under the Peñasquito PMPA are guaranteed by the parent company Newmont Corporation (“Newmont”). Total revenues relative to Newmont during the year ended December 31, 2024 were 15% of the Company’s total revenue.

c.
The counterparty obligations under the Constancia PMPA are guaranteed by the parent company Hudbay Minerals Inc (“Hudbay”). Total revenues relative to Hudbay during the year ended December 31, 2024 were 14% of the Company’s total revenue.

Should any of these mine operators become unable or unwilling to fulfill their obligations under their agreements with the Company, there could be a material adverse impact on the Company including, but not limited to, the Company’s revenue, net income and cash flows from operations.

Geographical Areas
The Company’s geographical information, which is based on the location of the mining operations to which the mineral stream interests relate, are summarized in the tables below:

			Carrying Amount at December 31, 2025
(in thousands)	Sales Year Ended Dec 31, 2025		Gold Interests	Silver Interests	Palladium Interests	Platinum Interests	Cobalt Interests	Total

North America

Canada	$167,968	7%	$669,263	$194,177	$-	$9,451	$215,877	$1,088,768	16%

United States	33,347	1%	204,204	116,510	208,892	-	-	529,606	8%

Mexico	438,234	19%	125,215	299,441	-	-	-	424,656	6%

Europe

Portugal	78,526	3%	-	15,373	-	-	-	15,373	0%

Sweden	89,202	4%	-	23,136	-	-	-	23,136	0%

United Kingdom	-	0%	20,376	-	-	-	-	20,376	0%

South America

Argentina/Chile 1	-	0%	-	253,514	-	-	-	253,514	3%

Argentina	-	0%	-	10,889	-	-	-	10,889	0%

Chile	4,216	0%	176,947	-	-	-	-	176,947	2%

Brazil	1,039,878	45%	2,620,710	-	-	-	-	2,620,710	35%

Peru	451,157	20%	52,285	610,481	-	-	-	662,766	9%

Ecuador	-	0%	65,046	11,714	-	-	-	76,760	1%

Colombia	12,072	1%	78,931	6,506	-	-	-	85,437	1%

Africa

Côte d’Ivoire	-	0%	470,106	-	-	-	-	470,106	6%

Ethiopia	-	0%	526,005	-	-	-	-	526,005	7%

South Africa	-	0%	275,702	-	78,814	57,584	-	412,100	6%

Consolidated	$2,314,600	100%	$5,284,790	$1,541,741	$287,706	$67,035	$215,877	$7,397,149	100%

1)	Includes the El Alto project, which straddles the border of Argentina and Chile.

			Carrying Amount at December 31, 2024
(in thousands)	Sales Year Ended Dec 31, 2024		Gold Interests	Silver Interests	Palladium Interests	Platinum Interests	Cobalt Interests	Total

North America

Canada	$52,857	4%	$701,358	$165,983	$-	$9,452	$230,689	$1,107,482	17%

United States	38,591	3%	207,461	76,426	213,179	-	-	497,066	8%

Mexico	283,348	22%	136,478	351,732	-	-	-	488,210	8%

Europe

Portugal	22,695	2%	-	16,559	-	-	-	16,559	0%

Sweden	53,648	4%	-	25,169	-	-	-	25,169	0%

United Kingdom	-	0%	20,365	-	-	-	-	20,365	0%

South America

Argentina/Chile 1	-	0%	-	253,513	-	-	-	253,513	4%

Argentina	-	0%	-	10,889	-	-	-	10,889	0%

Chile	1,944	0%	55,024	-	-	-	-	55,024	1%

Brazil	539,583	41%	2,595,486	-	-	-	-	2,595,486	41%

Peru	284,079	23%	64,327	656,142	-	-	-	720,469	11%

Ecuador	1,203	0%	45,593	82	-	-	-	45,675	1%

Colombia	6,691	1%	80,531	6,749	-	-	-	87,280	1%

Africa

Côte d’Ivoire	-	0%	342	-	-	-	-	342	0%

Ethiopia	-	0%	43,952	-	-	-	-	43,952	1%

South Africa	-	0%	275,702	-	78,814	57,583	-	412,099	7%

Consolidated	$1,284,639	100%	$4,226,619	$1,563,244	$291,993	$67,035	$230,689	$6,379,580	100%

1)	Includes the El Alto project, which straddles the border of Argentina and Chile.